Loans and Borrowings - Summary of Maturities of Financial Liabilities (Details) - Dec. 31, 2021 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	$ 3,229
TOTAL		€ 74,235
Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		48,097
Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		15,824
Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		7,069
Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		16
Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		71,006
BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	3,229
Within 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		2,188
Within 1 Year | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		415
Within 1 Year | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		667
Within 1 Year | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,089
Within 1 Year | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		16
Within 1 Year | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		2,188
Within 1 Year | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than one year and not later than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		4,667
Later than one year and not later than two years | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than one year and not later than two years | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		3,728
Later than one year and not later than two years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		939
Later than one year and not later than two years | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than one year and not later than two years | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		4,667
Later than one year and not later than two years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than two years and not later than three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		7,349
Later than two years and not later than three years | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than two years and not later than three years | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		6,424
Later than two years and not later than three years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		925
Later than two years and not later than three years | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than two years and not later than three years | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		7,349
Later than two years and not later than three years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than three years and not later than four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		52,308
Later than three years and not later than four years | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		47,682
Later than three years and not later than four years | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		3,694
Later than three years and not later than four years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		932
Later than three years and not later than four years | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than three years and not later than four years | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		52,308
Later than three years and not later than four years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than four years and not later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,782
Later than four years and not later than five years | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		840
Later than four years and not later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		942
Later than four years and not later than five years | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,782
Later than four years and not later than five years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	3,229
TOTAL		5,941
Later than five years | Convertible loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Bank loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		470
Later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		2,242
Later than five years | Accrued interests
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Other financial loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		€ 2,712
Later than five years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	$ 3,229